Document and Entity Information	Sep. 10, 2020
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001492633
Document Type	8-K
Document Period End Date	Sep. 10, 2020
Entity Registrant Name	NIELSEN HOLDINGS PLC
Entity Incorporation State Country Code	X0
Entity File Number	001-35042
Entity Tax Identification Number	98-1225347
Entity Address, Address Line One	85 Broad Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10004
Entity Address, Region	Oxfordshire
Entity Address, Country	GB
City Area Code	1 (646)
Local Phone Number	654-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Ordinary Shares, par value €0.07 per share
Trading Symbol	NLSN
Security Exchange Name	NYSE